Segment Information - Summary of Segment Informations (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues from sales	$ 252,813	$ 210,100	$ 156,136
Revenues	252,813	210,100	156,136
Operating profit / (loss)	16,073	(24,246)	16,588
Income / (loss) from equity interests in associates and joint ventures	1,428	588	318
Depreciation of property, plant and equipment	53,512	44,752	26,685
Recovery of property, plant and equipment and intangible assets	5,032
Impairment of property, plant and equipment and intangible assets		34,943	2,535
Acquisition of property, plant and equipment	53,096	65,048	59,880
Assets	505,718	421,139	363,453
Operating segments [member] | Upstream [member]
Disclosure of operating segments [line items]
Revenues from sales	739	18,745	16,044
Revenues from intersegment sales	115,955	95,398	64,243
Revenues	116,694	114,143	80,287
Operating profit / (loss)	3,877	(26,845)	7,535
Income / (loss) from equity interests in associates and joint ventures		(1)
Depreciation of property, plant and equipment	45,279	38,125	23,075
Recovery of property, plant and equipment and intangible assets	5,032
Impairment of property, plant and equipment and intangible assets		34,943	2,535
Acquisition of property, plant and equipment	39,411	51,396	48,598
Assets	251,525	236,173	223,035
Operating segments [member] | Gas and power segment [member]
Disclosure of operating segments [line items]
Revenues from sales	56,805	26,514	14,003
Revenues from intersegment sales	4,075	3,212	2,184
Revenues	60,880	29,726	16,187
Operating profit / (loss)	3,259	2,008	1,498
Income / (loss) from equity interests in associates and joint ventures	634	302	267
Depreciation of property, plant and equipment	290	290	255
Acquisition of property, plant and equipment	3,867	2,134	469
Assets	45,395	25,866	13,659
Operating segments [member] | Downstream [member]
Disclosure of operating segments [line items]
Revenues from sales	195,321	162,538	124,959
Revenues from intersegment sales	988	925	807
Revenues	196,309	163,463	125,766
Operating profit / (loss)	15,813	3,093	6,948
Income / (loss) from equity interests in associates and joint ventures	794	287	51
Depreciation of property, plant and equipment	6,926	5,507	2,913
Acquisition of property, plant and equipment	8,179	9,839	8,874
Assets	158,800	125,536	100,146
Operating segments [member] | Central Administration and Others [member]
Disclosure of operating segments [line items]
Revenues from sales	2,534	2,303	1,130
Revenues from intersegment sales	7,133	7,447	6,182
Revenues	9,667	9,750	7,312
Operating profit / (loss)	(4,400)	(1,615)	(2,331)
Depreciation of property, plant and equipment	1,017	830	442
Acquisition of property, plant and equipment	1,639	1,679	1,939
Assets	53,934	34,739	26,708
Consolidation Adjustments [member]
Disclosure of operating segments [line items]
Revenues from sales	(2,586)
Revenues from intersegment sales	(128,151)	(106,982)	(73,416)
Revenues	(130,737)	(106,982)	(73,416)
Operating profit / (loss)	(2,476)	(887)	2,938
Assets	$ (3,936)	$ (1,175)	$ (95)